Related Party Transactions - Schedule of Due From Related Parties (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Due from related parties	$ 217,146	$ 116,021
Masteryasia (M) Sdn Bhd [Member]
Due from related parties	176,273	109,312
Quest Consulting Ltd [Member]
Due from related parties	2,773	2,187
Castlefield Realty International Holdings Sdn Bhd [Member]
Due from related parties	$ 38,100	$ 4,522